Unrecognized contractual commitments (telecom activities) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized contractual commitments (telecom activities)
Assets held under leases	€ 1,230	€ 1,134	€ 998
Non-current pledged, mortgaged or receivership assets	2	20	21
Collateralized current assets	2	2	2
Total	€ 1,233	€ 1,157	€ 1,021